Exhibit 99
Ford Credit Auto Owner Trust 2013-A
Monthly Investor Report

Collection Period	June 2015
Payment Date	7/15/2015
Transaction Month	29
Additional information about the structure, cashflows, defined terms and parties for this transaction can be found in the prospectus supplement, available on the SEC website (http://www.sec.gov) under the registration number 333-167489 and at http://www.fordcredit.com/institutionalinvestments/index.jhtml.
I. ORIGINAL DEAL PARAMETERS

	Dollar Amount	# of Receivables	Weighted Avg Remaining Term at Cutoff
Initial Pool Balance	$1,353,406,582.47	60,940	55.8 months

	Dollar Amount	Note Interest Rate	Final Scheduled Payment Date
Original Securities
Class A-1 Notes	$307,100,000.00	0.20000%	March 15, 2014
Class A-2 Notes	$415,300,000.00	0.380%	November 15, 2015
Class A-3 Notes	$420,700,000.00	0.550%	July 15, 2017
Class A-4 Notes	$106,850,000.00	0.780%	May 15, 2018
Class B Notes	$39,470,000.00	1.150%	July 15, 2018
Class C Notes	$26,310,000.00	1.360%	October 15, 2018
Class D Notes	$26,310,000.00	1.860%	August 15, 2019
Total	$1,342,040,000.00
II. AVAILABLE FUNDS

Interest:
Interest Collections	$1,364,564.64

Principal:
Principal Collections	$13,452,296.02
Prepayments in Full	$7,370,104.25
Liquidation Proceeds	$238,268.83
Recoveries	$41,617.34
Sub Total	$21,102,286.44
Collections	$22,466,851.08

Purchase Amounts:
Purchase Amounts Related to Principal	$280,766.22
Purchase Amounts Related to Interest	$1,602.93
Sub Total	$282,369.15

Clean-up Call	$0.00

Reserve Account Draw Amount	$0.00

Available Funds - Total	$22,749,220.23

Ford Credit Auto Owner Trust 2013-A
Monthly Investor Report

Collection Period	June 2015
Payment Date	7/15/2015
Transaction Month	29
III. DISTRIBUTION

	Calculated Amount	Amount Paid	Shortfall	Carryover Shortfall	Remaining Available Funds
Indenture/Owner Trustee/Expenses	$0.00	$0.00	$0.00	$0.00	$22,749,220.23
Servicing Fee	$310,859.67	$310,859.67	$0.00	$0.00	$22,438,360.56
Interest - Class A-1 Notes	$0.00	$0.00	$0.00	$0.00	$22,438,360.56
Interest - Class A-2 Notes	$0.00	$0.00	$0.00	$0.00	$22,438,360.56
Interest - Class A-3 Notes	$75,337.60	$75,337.60	$0.00	$0.00	$22,363,022.96
Interest - Class A-4 Notes	$69,452.50	$69,452.50	$0.00	$0.00	$22,293,570.46
First Priority Principal Payment	$0.00	$0.00	$0.00	$0.00	$22,293,570.46
Interest - Class B Notes	$37,825.42	$37,825.42	$0.00	$0.00	$22,255,745.04
Second Priority Principal Payment	$0.00	$0.00	$0.00	$0.00	$22,255,745.04
Interest - Class C Notes	$29,818.00	$29,818.00	$0.00	$0.00	$22,225,927.04
Third Priority Principal Payment	$0.00	$0.00	$0.00	$0.00	$22,225,927.04
Interest - Class D Notes	$40,780.50	$40,780.50	$0.00	$0.00	$22,185,146.54
Reserve Account Deposit	$0.00	$0.00	$0.00	$0.00	$22,185,146.54
Regular Principal Payment	$20,854,244.97	$20,854,244.97	$0.00	$0.00	$1,330,901.57
Additional Trustee Fees and Expenses	$0.00	$0.00	$0.00	$0.00	$1,330,901.57
Residual Released to Depositor	$0.00	$1,330,901.57	$0.00	$0.00	$0.00
Total		$22,749,220.23

Principal Payment:
First Priority Principal Payment					$0.00
Second Priority Principal Payment					$0.00
Third Priority Principal Payment					$0.00
Regular Principal Payment					$20,854,244.97
Total					$20,854,244.97
IV. NOTEHOLDER PAYMENTS

	Noteholder Principal Payments		Noteholder Interest Payments		Total Payments
Original	Actual	Per $1,000 of Original Balance	Actual	Per $1,000 of Original Balance	Actual	Per $1,000 of Original Balance
Class A-1 Notes	$0.00	$0.00	$0.00	$0.00	$0.00	$0.00
Class A-2 Notes	$0.00	$0.00	$0.00	$0.00	$0.00	$0.00
Class A-3 Notes	$20,854,244.97	$49.57	$75,337.60	$0.18	$20,929,582.57	$49.75
Class A-4 Notes	$0.00	$0.00	$69,452.50	$0.65	$69,452.50	$0.65
Class B Notes	$0.00	$0.00	$37,825.42	$0.96	$37,825.42	$0.96
Class C Notes	$0.00	$0.00	$29,818.00	$1.13	$29,818.00	$1.13
Class D Notes	$0.00	$0.00	$40,780.50	$1.55	$40,780.50	$1.55
Total	$20,854,244.97	$15.54	$253,214.02	$0.19	$21,107,458.99	$15.73

Ford Credit Auto Owner Trust 2013-A
Monthly Investor Report

Collection Period	June 2015
Payment Date	7/15/2015
Transaction Month	29

V. NOTE BALANCE AND POOL INFORMATION

	Beginning of Period Balance	Note Factor	End of Period Balance	Note Factor
Class A-1 Notes	$0.00	0.0000000	$0.00	0.0000000
Class A-2 Notes	$0.00	0.0000000	$0.00	0.0000000
Class A-3 Notes	$164,372,934.71	0.3907129	$143,518,689.74	0.3411426
Class A-4 Notes	$106,850,000.00	1.0000000	$106,850,000.00	1.0000000
Class B Notes	$39,470,000.00	1.0000000	$39,470,000.00	1.0000000
Class C Notes	$26,310,000.00	1.0000000	$26,310,000.00	1.0000000
Class D Notes	$26,310,000.00	1.0000000	$26,310,000.00	1.0000000
Total	$363,312,934.71	0.2707169	$342,458,689.74	0.2551777

Pool Information
Weighted Average APR	4.257%	4.262%
Weighted Average Remaining Term	31.94	31.15
Number of Receivables Outstanding	28,459	27,615
Pool Balance	$373,031,607.84	$351,540,161.49
Adjusted Pool Balance (Pool Balance - YSOC Amount)	$363,312,934.71	$342,458,689.74
Pool Factor	0.2756242	0.2597447

VI. OVERCOLLATERALIZATION INFORMATION

Specified Reserve Balance	$6,767,032.91
Targeted Credit Enhancement Amount	$6,767,032.91
Yield Supplement Overcollateralization Amount	$9,081,471.75
Targeted Overcollateralization Amount	$9,081,471.75
Actual Overcollateralization Amount (EOP Pool Balance - EOP Note Balance)	$9,081,471.75

VII. RECONCILIATION OF RESERVE ACCOUNT

Beginning Reserve Account Balance	$6,767,032.91
Reserve Account Deposits Made	$0.00
Reserve Account Draw Amount	$0.00
Ending Reserve Account Balance	$6,767,032.91
Change in Reserve Account Balance	$0.00
Specified Reserve Balance	$6,767,032.91

Ford Credit Auto Owner Trust 2013-A
Monthly Investor Report

Collection Period	June 2015
Payment Date	7/15/2015
Transaction Month	29

VIII. NET LOSSES AND DELINQUENT RECEIVABLES

		# of Receivables	Amount
Realized Losses		101	$150,010.81
(Recoveries)		96	$41,617.34
Net Losses for Current Collection Period			$108,393.47
Cumulative Net Losses Last Collection Period			$5,945,853.32
Cumulative Net Losses for all Collection Periods			$6,054,246.79

Ratio of Net Losses for Current Collection Period to Beginning of Period Pool Balance (annualized)			0.35%

Delinquent Receivables:
	% of EOP Pool Balance	# of Receivables	Amount
31-60 Days Delinquent	1.89%	413	$6,647,693.66
61-90 Days Delinquent	0.20%	43	$714,744.72
91-120 Days Delinquent	0.06%	12	$219,186.58
Over 120 Days Delinquent	0.19%	33	$670,689.25
Total Delinquent Receivables	2.35%	501	$8,252,314.21

Repossession Inventory:
Repossessed in the Current Collection Period		9	$149,090.72
Total Repossessed Inventory		22	$386,284.79

Ratio of Net Losses to the Average Pool Balance for the Collection Period:
Second Preceding Collection Period			0.4336%
Preceding Collection Period			0.5174%
Current Collection Period			0.3590%
Three Month Average			0.4367%

Number of 61+ Delinquent Receivables to EOP Number of Outstanding Receivables:
Second Preceding Collection Period			0.2803%
Preceding Collection Period			0.2846%
Current Collection Period			0.3187%
Three Month Average			0.2945%

IX. REPURCHASE DEMAND ACTIVITY (RULE 15Ga-1)

No Activity to report

Most Recent Form ABS-15G

Filed by: Ford Motor Credit Company LLC
CIK#: 0000038009
Date: February 6, 2015

SERVICER CERTIFICATION
THIS REPORT IS ACCURATE IN ALL MATERIAL RESPECTS.
Ford Motor Credit Company LLC
/s/ Erin Rohde
Assistant Treasurer